Variable Interest Entities ("VIEs") - Schedule of Variable Interest Entities- Hilli LLC Statements of Income and Statements of Cash Flow (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Statement of operations
Liquefaction services revenue	$ 260,710	$ 194,455
Realized and unrealized gain/(loss) on oil and gas derivative instruments	(21,515)	19,993
Statement of cash flows
Net debt repayments	(104,031)	(93,758)
Liquefaction services revenue
Statement of operations
Liquefaction services revenue	$ 168,171	168,563
Hilli LLC | VIE debt
Statement of operations
Realized and unrealized gain/(loss) on oil and gas derivative instruments		19,993
Statement of cash flows
Net debt repayments		(63,404)
Cash dividends paid		(7,935)
Hilli LLC | VIE debt | Liquefaction services revenue
Statement of operations
Liquefaction services revenue		$ 168,563